Employee Benefit Plans - Fair value of plan assets for which the accumulated benefit obligation is in excess of the plan assets (Detail) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 177.2	$ 195.0
Accumulated benefit obligation	176.3	194.1
Fair value of plan assets	$ 147.9	$ 162.1